Expense Example	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Limited-Term Diversified Income Fund Class R6 Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free New Jersey Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Tax-Free Oregon Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	339	541	761	1,392	242	508	898	1,993	91	352	634	1,438	40	195	363	852	33	175	330	779	532	810	1,110	1,958	60	295	548	1,273	538	783	1,048	1,804	66	271	492	1,128